Share-based compensation - Summary of main features of one-time award package (Details)	Jan. 20, 2021 USD ($) Options	May 08, 2023 USD ($)	Jul. 01, 2022 USD ($)	Feb. 09, 2022 USD ($)	Jul. 01, 2021 USD ($)
Share Options (Alignment Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	6,478,761
Annual vesting percentage	25.00%
Phantom Shares (Restoration Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	1,875,677
Supervisory Board Award (Restricted Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $	$ 31	$ 4.46	$ 9.68	$ 16.02	$ 30.68